Total
Class I | Putnam Convertible Securities Fund
Fund Summary
Goal
Putnam Convertible Securities Fund seeks, with equal emphasis, current income and capital appreciation.
Its secondary objective is conservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold Class I shares of the fund.
Shareholder fees (fees paid directly from your investment)

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 67%.
Investments
We invest mainly in convertible securities of U.S. companies. Under normal circumstances, we invest at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities we buy are below-investment-grade (sometimes referred to as “junk bonds”). The convertible bonds we buy usually have intermediate-to long-term stated maturities (three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, we may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of convertible securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, factors related to a specific company or industry, changing market perceptions of the risk of default and changes in government intervention in the financial markets. These factors may also lead to increased volatility and reduced liquidity in the markets for convertible securities. These risks are generally greater for convertible securities issued by small and midsize companies (which may constitute a significant portion of the fund’s investments from time to time). The value of convertible securities may be adversely affected by changes in the prices of underlying common stocks. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk, which is the risk that an issuer of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade convertible securities (a significant part of the fund’s investments). Generally, convertible securities may be less sensitive to interest rate changes than non-convertible bonds as a result of convertible securities’ convertibility and “put” features. Interest rate risk is generally greater for longer-term bonds and convertible securities whose underlying stock price has fallen significantly below the conversion price.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Performance for class I shares before their inception (3/3/15) is derived from the historical performance of the fund’s class Y shares, which are not offered in this prospectus, and has not been adjusted to reflect the lower fees associated with class I shares; had it, returns would have been higher. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class I shares

Best calendar quarter Q2 2009 19.23% Worst calendar quarter Q4 2008 -25.93%
Average annual total returns after sales charges (for periods ending 12/31/15)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Class A B C M R Y | Putnam Convertible Securities Fund
Fund summary
Goal
Putnam Convertible Securities Fund seeks, with equal emphasis, current income and capital appreciation.
Its secondary objective is conservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 67%.
Investments
We invest mainly in convertible securities of U.S. companies. Under normal circumstances, we invest at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities we buy are below-investment-grade (sometimes referred to as “junk bonds”). The convertible bonds we buy usually have intermediate-to long-term stated maturities (three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, we may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of convertible securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, factors related to a specific company or industry, changing market perceptions of the risk of default and changes in government intervention in the financial markets. These factors may also lead to increased volatility and reduced liquidity in the markets for convertible securities. These risks are generally greater for convertible securities issued by small and midsize companies (which may constitute a significant portion of the fund’s investments from time to time). The value of convertible securities may be adversely affected by changes in the prices of underlying common stocks. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk, which is the risk that an issuer of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade convertible securities (a significant part of the fund’s investments). Generally, convertible securities may be less sensitive to interest rate changes than non-convertible bonds as a result of convertible securities’ convertibility and “put” features. Interest rate risk is generally greater for longer-term bonds and convertible securities whose underlying stock price has fallen significantly below the conversion price.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 19.05% Worst calendar quarter Q4 2008 -26.03%
Average annual total returns after sales charges (for periods ending 12/31/15)

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.